Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating lease costs	$ 12,818	$ 13,548	$ 25,689	$ 28,812
Income from sub-leases	(283)	(303)	(561)	(630)
Net operating lease costs	$ 12,535	$ 13,245	$ 25,128	$ 28,182